SIGNIFICANT ACCOUNTING POLICIES (Details 6) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS, NET
Amortization of capitalized costs	34,274	49,043	34,654
Advertising costs
Advertising expenses of continuing operations	284,483	138,825	70,521
Internal use software development cost
INTANGIBLE ASSETS, NET
Costs capitalized	13,369	9,973	25,536
Amortization of capitalized costs	12,645	10,007	4,409
Internal use software development cost | Minimum
INTANGIBLE ASSETS, NET
Estimated useful life of costs capitalized	4 years	4 years	4 years
Internal use software development cost | Maximum
INTANGIBLE ASSETS, NET
Estimated useful life of costs capitalized	5 years	5 years	5 years